Transactions with Related Parties, Support Agreement with Sphinx Investment Corp (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 26, 2024
Transactions with Related Parties [Abstract]
Support agreement costs	$ 6,750	$ 0	$ 0
Related Party [Member] | Sphinx [Member]
Transactions with Related Parties [Abstract]
Percentage of outstanding common stock owned				14.10%
Support agreement costs	$ 6,750